Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 28, 2015
Registrant Name		dei_EntityRegistrantName	World Funds Trust
Central Index Key		dei_EntityCentralIndexKey	0001396092
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	wft
Prospectus Date		rr_ProspectusDate	Aug. 29, 2015
Toreador International Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Toreador International Fund
Objective		rr_ObjectiveHeading	Investment Objective
Objective, Primary		rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense		rr_ExpenseHeading	Fees and Expenses
Expense Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.73% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	39.73%
Expense Example		rr_ExpenseExampleHeading	Example:
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located outside the United States. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The foreign securities the Fund purchases may not always be purchased on the principal market. For example, depositary receipts may be purchased if trading conditions make them more attractive than the underlying security. Depositary receipts include securities such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depositary, whereas an unsponsored facility is established by the depositary without participation by the issuer of the underlying security. The market value of depositary receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

In addition to the equity securities described above, the Fund may also invest in shares of other registered investment companies, such as closed-end investment companies and exchange-traded funds ("ETFs"). ETFs, generally, are investment companies that seek to track the performance of a particular market index. These investment companies invest in securities that are consistent with the Fund's investment objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended (the "1940 Act").

In selecting securities for the Fund, Toreador Research & Trading, LLC (the “Adviser”) emphasizes fundamental company-by-company analysis in conjunction with a broader analysis of specific sectors. When relevant, however, the Adviser may consider historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. The primary factor in selecting securities for investment by the Fund will be the company's current price relative to its long-term earnings potential, or intrinsic value as determined using discounted cash flow analysis and other valuation techniques, whichever are appropriate. In addition, the Adviser will consider overall growth prospects, competitive positions in export markets, technologies, research and development, productivity, labor costs, raw material costs and sources, profit margins, returns on investment, capital resources, state regulation, management and other factors in comparison to other companies around the world which the Adviser believes are comparable. The Adviser, in selecting investments, will also consider macro-economic factors such as inflation and gross domestic product growth.

In determining which portfolio securities to sell, the Adviser considers the following: (1) if a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) if the sector or security appears to be under-performing; (3) if the company’s management appears to be engaging in conduct not in the best interest of public shareholders; (4) if it is necessary to sell loss positions in order to reduce taxable gains to Fund shareholders reflected in earlier sales of positions with gains; and (5) if it is necessary to raise funds to cover redemptions.

Risk		rr_RiskHeading	Principal Risks
Risk Narrative		rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices end to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Investing — The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign countries, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Emerging and Developing Markets — The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general. In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts — In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Investment Companies and ETFs — The Fund may invest a portion of its assets in other investment companies, including ETFs. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which may result in a loss.

Non-Diversification Risk — The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these securities, and may experience increased volatility due to its investments in these securities.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative		rr_PerformanceNarrativeTextBlock

The Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the "Russia Fund"). On October 10, 2012 the Russia Fund’s name and investment policies were changed and on December 27, 2012, shareholders approved the new investment advisory agreement between the Company, on behalf of the Fund, and the Adviser. No performance information is presented for the Fund under its prior investment policy.

The Fund was reorganized on August 15, 2014 from a series of World Funds, Inc., a Maryland corporation (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the Fund’s annual returns for the Investor Class shares of the Fund as of December 31, 2014. The performance of the Fund’s Institutional Shares and Class C Shares would differ from the Investor Class shares returns shown in the bar chart because the expenses of the Classes differ.

Bar Chart Head		rr_BarChartHeading	Toreador International Fund Total Return Investor Shares
Annual Return 2013		rr_AnnualReturn2013	25.63%
Annual Return 2014		rr_AnnualReturn2014	(7.53%)
Bar Chart Closing		rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was -7.56% (quarter ended September 30, 2014).

The return for the quarter ended June 30, 2015 was 1.93%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2014
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s classes compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Toreador International Fund | Investor Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {negatedLabel}	[2]	rr_RedemptionFeeOverRedemption	(1.00%)
Advisory Fee		rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Reimbursements of previously waived fees	[3]	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.89%
Net Expenses	[3]	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	605
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,220
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Investor Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.53%)
Since Inception		rr_AverageAnnualReturnSinceInception	8.09%
Toreador International Fund | Investor Shares | Return After-Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.80%)
Since Inception		rr_AverageAnnualReturnSinceInception	7.93%
Toreador International Fund | Investor Shares | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(4.26%)
Since Inception		rr_AverageAnnualReturnSinceInception	6.19%
Toreador International Fund | Investor Shares | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.35%)
Since Inception		rr_AverageAnnualReturnSinceInception	4.98%
Toreador International Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {negatedLabel}	[2]	rr_RedemptionFeeOverRedemption	(1.00%)
Advisory Fee		rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees		rr_DistributionAndService12b1FeesOverAssets	none
Reimbursements of previously waived fees	[3]	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	1.64%
Net Expenses	[3]	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,953
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Institutional Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(7.25%)
Since Inception		rr_AverageAnnualReturnSinceInception	8.37%
Toreador International Fund | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%
Redemption Fee {negatedLabel}	[2]	rr_RedemptionFeeOverRedemption	none
Advisory Fee		rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Service Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Reimbursements of previously waived fees	[3]	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	[3]	rr_ExpensesOverAssets	2.64%
Net Expenses	[3]	rr_NetExpensesOverAssets	2.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 478
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,410
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2.982
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 27, 2012
Toreador International Fund | Class C Shares | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(8.20%)
Since Inception		rr_AverageAnnualReturnSinceInception	7.32%
Toreador Core Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY Toreador Core Fund
Objective		rr_ObjectiveHeading	Investment Objective
Objective, Primary		rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Core Fund (the “Fund”) is long-term capital appreciation.
Expense		rr_ExpenseHeading	Fees and Expenses
Expense Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption		rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended April 30, 2015, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	64.00%
Expense Example		rr_ExpenseExampleHeading	Example:
Expense Example Narrative		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The example reflects the Adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative		rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of U.S. and foreign large cap companies of a size similar to those in either the S&P 500® Index or the Russell 1000® Index. As of May 29, 2015, the Russell 1000 Index was composed of companies having market capitalizations of between $2.43 billion and $751 billion. As of February 27, 2015 the S&P 500 was composed of companies having market capitalizations of between $2.96 billion and $753.4 billion. In choosing investments, Toreador Research & Trading LLC (the “Adviser”), typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Advisor’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Fund may also invest in small- and mid-cap companies, convertible securities, preferred stocks, and other investment companies (including exchange-traded funds, (“ETFs”)). The Fund may use options in order to hedge its portfolio, to manage risk or to obtain market exposure. The Fund may buy or sell put and call options, such as options on securities and equity indices, and enter into closing transactions with respect to options to terminate an existing position.

The Adviser will typically sell a company from the Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Risk		rr_RiskHeading	Principal Risks
Risk Narrative		rr_RiskNarrativeTextBlock

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is also subject to the following additional principal risks:

Market Risk – The value of value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. The equity securities purchased by the Fund may involve large price swings and potential for loss.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Large Cap Risk – Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Investment Company Securities Risk – When the Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Fund expenses. The Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices. ETFs are subject to additional risks, such as the fact that an ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop for shares of the ETF.

Foreign Securities Risk – In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Preferred Stock Risk – Preferred stocks rated in the lowest categories of investment grade have speculative characteristic.

Portfolio Turnover Risk – The Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

Options Risk – To the extent the Fund enters into an options transaction for hedging purposes, imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Derivatives Risk – A small investment in derivatives (including options) could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments.

Bar Chart and Performance Table		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative		rr_PerformanceNarrativeTextBlock

The Fund was reorganized on May 8, 2015 from a series of Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart below shows how the Predecessor Fund’s investment returns have varied from year to year since the Predecessor Fund’s inception as represented by the performance of the Retail Class shares (the Class with the longest period of annual returns). The performance of Institutional Class shares will differ due to differences in expenses.

The table below shows how the Predecessor Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

Bar Chart Head		rr_BarChartHeading	Retail Class Year-by-Year Annual Returns as of December 31st Toreador Core Fund Total Return Retail Shares
Annual Return 2007		rr_AnnualReturn2007	0.04%
Annual Return 2008		rr_AnnualReturn2008	(35.10%)
Annual Return 2009		rr_AnnualReturn2009	29.49%
Annual Return 2010		rr_AnnualReturn2010	13.69%
Annual Return 2011		rr_AnnualReturn2011	(4.87%)
Annual Return 2012		rr_AnnualReturn2012	16.24%
Annual Return 2013		rr_AnnualReturn2013	38.12%
Annual Return 2014		rr_AnnualReturn2014	13.40%
Bar Chart Closing		rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 17.41% (quarter ended September 30, 2009) and the lowest quarterly return was -24.47% (quarter ended December 31, 2008).

Year to date return as of the most recent calendar quarter ended June 30, 2015 is 1.24%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Retail Class only. After-tax returns for the Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”), in which case you will generally be taxed upon withdrawal of monies from the tax-deferred arrangement. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Indices would be lower).

Toreador Core Fund | Retail Class
Risk/Return:		rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {negatedLabel}	[4]	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[5]	rr_ExpensesOverAssets	1.51%
Less Fee Waivers and/or Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses	[5]	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,776
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 02, 2006
Toreador Core Fund | Retail Class | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.40%
5 Years		rr_AverageAnnualReturnYear05	14.51%
Since Inception		rr_AverageAnnualReturnSinceInception	6.94%
Toreador Core Fund | Retail Class | Return After-Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	11.02%
5 Years		rr_AverageAnnualReturnYear05	13.35%
Since Inception		rr_AverageAnnualReturnSinceInception	6.30%
Toreador Core Fund | Retail Class | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.63%
5 Years		rr_AverageAnnualReturnYear05	11.46%
Since Inception		rr_AverageAnnualReturnSinceInception	5.45%
Toreador Core Fund | Retail Class | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.24%
5 Years		rr_AverageAnnualReturnYear05	15.64%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	8.08%
Toreador Core Fund | Retail Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
Since Inception	[6]	rr_AverageAnnualReturnSinceInception	7.91%
Toreador Core Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {negatedLabel}	[4]	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[5]	rr_ExpensesOverAssets	1.26%
Less Fee Waivers and/or Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses	[5]	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	370
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	663
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,496
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 01, 2009
Toreador Core Fund | Institutional Class | Return Before Taxes
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.78%
5 Years		rr_AverageAnnualReturnYear05	14.78%
Since Inception		rr_AverageAnnualReturnSinceInception	15.90%
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase.
[2]	Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 90 days of purchase)
[3]	The Adviser has contractually agreed to reduce fees and reimburse expenses until August 31, 2016 in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 2.00%, 1.75% and 2.75% of the Fund's Investor Class, Institutional Class and C Class shares' average daily net assets, respectively. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after August 31, 2016.
[4]	Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)
[5]	Toreador Research & Trading, LLC (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 0.95% of the Fund's average daily net assets through August 31, 2016. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[6]	Retail Class shares commenced operations on June 2, 2006. Institutional Class shares commenced operations on September 1, 2009.